Warrants (Details)	Feb. 28, 2025 USD ($) $ / shares shares	Jun. 30, 2025 shares	Feb. 28, 2025 CNY (¥)
Warrants [Line Items]
Ordinary share purchase	1
Representative Warrants [Member]
Warrants [Line Items]
Percentage of purchase of ordinary shares	7.00%
Exercise price | $ / shares	$ 500
Representative warrants		140,000
Warrants was estimated	$ 227,937		¥ 1,660,016